Schedule of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Net book value, beginning balance	$ 133,319
Net book value, vessel depreciation	(3,759)	$ (3,752)
Net book value, ending balance	129,628
Vessel Cost [Member]
Property, Plant, and Equipment [Line Items]
Vessel cost, beginning balance	167,827
Net book value, vessel additions	68
Net book value, vessel depreciation
Vessel cost, ending balance	167,895
Accumulated Depreciation [Member]
Property, Plant, and Equipment [Line Items]
Accumulated depreciation, beginning balance	(34,508)
Net book value, vessel additions
Net book value, vessel depreciation	(3,759)
Accumulated depreciation, ending balance	(38,267)
Net Book Value [Member]
Property, Plant, and Equipment [Line Items]
Net book value, beginning balance	133,319
Net book value, vessel additions	68
Net book value, vessel depreciation	(3,759)
Net book value, ending balance	$ 129,628